Changes in Accumulated Other Comprehensive Loss - Schedule of Changes in Accumulated Other Comprehensive Loss (Details) - Gains and Losses on Cash Flow Hedges (all amounts net of tax) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of the year	$ (1,818)	$ 0
Other comprehensive income (loss) before reclassifications	8,651	(2,293)
Amounts reclassified from accumulated other comprehensive income (loss)	(3,398)	475
Other comprehensive income (loss), net of tax	5,253	(1,818)
Balance, end of the year	$ 3,435	$ (1,818)